Xtrackers Cybersecurity Select Equity ETF Annual Fund Operating Expenses - Xtrackers Cybersecurity Select Equity ETF - Xtrackers Cybersecurity Select Equity ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%